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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [_]; Amendment Number: _______

      This Amendment (Check only one): [_] is a restatement.
                                       [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Red Mountain Capital Partners LLC
Address: 10100 Santa Monica Boulevard, Suite 925
         Los Angeles, California  90067

Form 13F File Number: 28- 13680


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Willem Mesdag
Title: Authorized Signatory
Phone: (310) 432-0200

Signature, Place, and Date of Signing:

/s/ Willem Mesdag                          Los Angeles, CA    May 14, 2010
----------------------------------------   ----------------   -----------------
[Signature]                                [City, State]         [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          1
                                        ----------------------------------

Form 13F Information Table Entry Total:                     8
                                        ----------------------------------

Form 13F Information Table Value Total:               $128,956
                                        ----------------------------------
                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.        Form 13F File Number           Name

      1          28- 13678                      RMCP GP LLC
      ---        -----------------              --------------------------------

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                           FORM 13F INFORMATION TABLE

        COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
-------------------------  --------------- --------- -------- -------------------- ---------- -------- ------------------------
                                                                                                           VOTING AUTHORITY
                                                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ------------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE     SHARED NONE
-------------------------  --------------- --------- -------- ----------- --- ---- ---------- -------- ----------- ------- ----
AFFIRMATIVE INSURANCE
HLDGS INC                     COM          008272106    4,018     854,818 SH       DEFINED       1         854,818     0     0
AIR TRANSPORT SERVICE
GRP I                         COM          00922R105   28,039   8,382,230 SH       DEFINED       1       8,382,230     0     0
CORNELL COMPANIES INC         COM          219141108    1,685      92,008 SH       DEFINED       1          92,008     0     0
COST PLUS INC CALIF           COM          221485105    5,712   2,759,461 SH       DEFINED       1       2,759,461     0     0
ENCORE CAP GROUP INC          COM          292554102   56,507   3,435,062 SH       DEFINED       1       3,435,062     0     0
MARLIN BUSINESS SVCS CORP     COM          571157106   10,560   1,040,374 SH       DEFINED       1       1,040,374     0     0
NATURES SUNSHINE
PRODUCTS IN                   COM          639027101   10,975   1,317,474 SH       DEFINED       1       1,317,474     0     0
WEST COAST BANCORP ORE
NEW                           COM          952145100   11,460   4,441,700 SH       DEFINED       1       4,441,700     0     0